CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Operating and formation costs	$ 2,950,464	$ 1,497,914
Loss from operations	(2,950,464)	(1,497,914)
Other income:
Interest earned on cash and investments held in Trust Account	421,504	68,295
Interest income - bank	76	72
Change in fair value of derivative liability	10,552,969	10,637,431
Gain on forgiveness of deferred underwriting fee	371,910
Other income	11,346,459	10,705,798
Income before provision for income taxes	8,395,995	9,207,884
Provision for income taxes	(49,175)
Net income	$ 8,346,820	$ 9,207,884
Class A Common Stock
Other income:
Weighted average shares outstanding, basic (in shares)	12,546,423	27,600,000
Weighted average shares outstanding, diluted (in shares)	12,546,423	27,600,000
Basic net income per share (in dollars per share)	$ 0.43	$ 0.27
Diluted net income per share (in dollars per share)	$ 0.43	$ 0.27
Class B Common stock
Other income:
Weighted average shares outstanding, basic (in shares)	6,900,000	6,900,000
Weighted average shares outstanding, diluted (in shares)	6,900,000	6,900,000
Basic net income per share (in dollars per share)	$ 0.43	$ 0.27
Diluted net income per share (in dollars per share)	$ 0.43	$ 0.27